INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income tax expense was as follows:

	2015	2014	2013
Current	$1,715	$3,240	$886
Deferred	2,414	854	2,511
Change in valuation allowance	13	109	137

Income tax expense	$4,142	$4,203	$3,534

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax expense at the U.S. federal statutory rate (35% in 2015 and 2014 and 34% in 2013) to the Company’s actual income tax expense is shown below:

	2015	2014	2013
Computed at the statutory rate	$5,055	$4,617	$3,878
Increase (decrease) resulting from:
State and local taxes, net of federal benefit	457	398	295
Tax-exempt interest	(370)	(294)	(281)
Non-taxable life insurance income	(335)	(326)	(324)
Non-deductible expenses	167	90	74
Federal tax credits	(435)	(290)	(276)
Gain on acquisition	(239)	—	—
Change in valuation allowance	13	109	137
Other	(171)	(101)	31

Income tax expense	$4,142	$4,203	$3,534

Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities are as follows:

	2015	2014
Deferred tax assets
Allowance for loan losses	$2,106	$2,281
Net unrealized or unamortized losses on securities	1,463	1,406
Tax credit carryforwards	1,111	103
Accrued compensation	937	1,590
Net operating loss carryforwards	862	129
Other real estate owned	560	728
Acquired loans fair market value adjustments	448	409
Other	446	399

Gross deferred tax assets	7,933	7,045

Deferred tax liabilities
Assumed debt fair market value adjustments	2,336	2,453
Goodwill amortization	1,551	1,417
Depreciation	1,383	1,603
Federal Home Loan Bank stock dividends	596	150
Core deposit intangibles	476	279
Other	344	115

Gross deferred tax liabilities	6,686	6,017
State valuation allowance	(317)	(263)

Net deferred tax asset	$930	$765